Net income Per Ordinary Share	6 Months Ended
Jun. 30, 2013
Net income Per Ordinary Share
6. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,724,296	59,978,509	60,555,945	60,032,306
Effect of dilutive share options outstanding	1,174,607	652,382	1,051,812	575,329
Weighted average number of ordinary shares for diluted net income per ordinary share	61,898,903	60,630,891	61,607,757	60,607,635